Employee Benefit Plans Summary of all Employee Stock Option Activity (Detail) (Employee Stock Option, USD $)	12 Months Ended
Dec. 31, 2011
Employee Stock Option
Number of Shares
Beginning of year	1,916,416
Deduct:
Exercised	(1,913,552)
Forfeited	(2,864)
End of year	0
Exercisable, end of year	0
Weighted Average Exercise Price
Beginning of year	$ 11.31
Exercised	$ 11.31
Forfeited	$ 11.28
End of year	$ 0
Exercisable, end of year	$ 0